Deferred Taxes (Tables)	12 Months Ended
Dec. 31, 2018
DEFERRED TAXES
Summary of Deferred Income Tax Assets and Liabilities

Deferred tax assets/(liabilities)		Effects first	Net balance	Movements					Balance as of December 31, 2018
	Net balance as of	application IFRS 9	restated as of	Recognized in profit or	Recognized in	Foreign currency	Other increases	Net balance as of	Deferred tax	Deferred Tax
	January 1, 2018	and IAS 29	January 1, 2018	loss	comprehensive income	translation difference	(decreases)	December 31, 2018	assets	Liabilities
Depreciation	(232,741,069)	-	(232,741,069)	20,382,971	-	-	-	(212,358,098)	11,567	(212,795,353)
Obligations for post-employment benefits	1,478,416	-	1,478,416	(192,839)	87,818	-	-	1,373,395	1,474,757	(101,362)
Tax loss	9,536,102		9,536,102	(9,536,102)	-	-	-	-	-	-
Provisions	20,314,110	52,255	20,366,365	4,503,006	-	-	-	24,869,371	24,869,371	-
Dismantling Provision	17,277,993	-	17,277,993	4,185,333	-	-	-	21,463,326	21,463,326	-
Provision for doubtful trade accounts	555,914	52,255	608,169	(107,757)	-	-	-	500,412	500,412	-
Provision of Human Resources accounts	2,373,725	-	2,373,725	388,183	-	-	-	2,761,908	2,761,908	-
Other Provisions	106,478	-	106,478	37,247	-	-	-	143,725	143,725	-
Other Deferred tax	41,118,525	(213,442)	40,905,083	(27,785,843)	4	-	(10,491,314)	2,627,930	8,695,342	(5,641,724)
Tax Credit	10,491,314	-	10,491,314		-	-	(10,491,314)	-	-	-
Deferred income	(673,896)	-	(673,896)	1,059,308	-	-	-	385,412	385,412	-
Assets classified as held to distribute to owners (*)	30,938,736	-	30,938,736	(30,938,736)	-	-	-	-	1,398,289	-
Monetary Correction - Argentina	-	(213,442)	(213,442)	(212,246)	-	-	-	(425,688)	-	-
Other Deferred Taxes	362,371	-	362,371	2,305,831	4	-	-	2,668,206	6,911,641	(5,641,724)
Deferred tax asses/(liabilities)	(160,293,916)	(161,187)	(160,455,103)	(12,628,807)	87,822	-	(10,491,314)	(183,487,402)	35,051,037	(218,538,439)
Offsetting of deferred tax assets/(liabilities)									(35,051,037)	35,051,037
Deferred tax assets/(liabilities) after offsetting								(183,487,402)	-	(183,487,402)

Deferred tax assets/(liabilities)		Effects first	Net balance	Movements					Balance as of December 31, 2017
	Net balance as of	application IFRS 9	restated as of	Recognized in profit or	Recognized in	Foreign currency	Other increases	Net balance as of
	January 1, 2017	and IAS 29	January 1, 2017	loss	comprehensive income	translation difference	(decreases)	December 31, 2017	Deferred tax assets	Deferred Tax Liabilities
Depreciation	(209,128,557)	-	(209,128,557)	(23,672,231)	-	61,221	(1,502)	(232,741,069)	146,622	(232,887,691)
Obligations for post-employment benefits	1,639,108	-	1,639,108	249,625	(68,034)	-	(342,283)	1,478,416	1,504,434	(26,018)
Tax loss	11,911,396	-	11,911,396	(2,375,294)	-	-	-	9,536,102	9,536,102	-
Provisions	20,198,527	-	20,198,527	(226,700)	-	-	342,283	20,314,110	20,314,110	-
Dismantling Provision	15,477,997	-	15,477,997	1,799,996	-	-	-	17,277,993	17,277,993	-
Provision for doubtful trade accounts	513,049	-	513,049	42,865	-	-	-	555,914	555,914	-
Provision of Human Resources accounts	2,405,948	-	2,405,948	(32,223)	-	-	-	2,373,725	2,373,725	-
Other Provisions	1,801,533	-	1,801,533	(2,037,338)	-	-	342,283	106,478	106,478	-
Other Deferred tax	8,798,644	-	8,798,644	28,678,438	(2)	(28,356)	3,669,801	41,118,525	45,901,164	(4,782,639)
Tax Credit	10,295,696	-	10,295,696	-	-	-	195,618	10,491,314	10,491,314	-
Deferred income	463,768	-	463,768	(1,137,664)	-	-	-	(673,896)	(673,896)	-
Assets classified as held to distribute to owners	-	-	-	30,938,736	-	-	-	30,938,736	30,938,736	-
Other Deferred Taxes	(1,960,820)	-	(1,960,820)	(1,122,634)	(2)	(28,356)	3,474,183	362,371	5,145,010	(4,782,639)
Deferred tax asses/(liabilities)	(166,580,882)	-	(166,580,882)	2,653,838	(68,036)	32,865	3,668,299	(160,293,916)	77,402,432	(237,696,348)
Offsetting of deferred tax assets/(liabilities)									(77,402,432)	77,402,432
Deferred tax assets/(liabilities) after offsetting								(160,293,916)	-	(160,293,916)

(*) See Note 14.b

Effects of Deferred Tax on Components of Other Comprehensive Income

	For the year ended December 31, 2018			For the year ended December 31, 2017			For the year ended December 31, 2016
Effects of Deferred Tax on the Components of	Amount Before Income Tax	Income Tax Expense (Benefit)	Amount After Income Tax	Amount Before Income Tax	Income Tax Expense (Benefit)	Amount After Income Tax	Amount Before Income Tax	Income Tax Expense (Benefit)	Amount After Income Tax
Other Comprehensive Income	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Available-for-sale financial assets	(15)	4	(11)	8	(2)	6	18	(5)	13
Cash flow hedge	(138,850,000)	37,616,791	(101,233,209)	97,309,516	(26,139,149)	71,170,367	86,959,338	(20,924,809)	66,034,529
Foreign currency translation	(5,522,334)	—	(5,522,334)	(3,690,798)	—	(3,690,798)	(139,529,128)	—	(139,529,128)
Investments accounted for using the equity method	—	—	—	—	—	—	(11,904,709)	—	(11,904,709)
Actuarial income on defined-benefit pension plans	(325,252)	87,818	(237,434)	251,976	(68,034)	183,942	(1,757,402)	474,498	(1,282,904)
Income tax related to components of other income and expenses debited or credited to Equity	(144,697,601)	37,704,613	(106,992,988)	93,870,702	(26,207,185)	67,663,517	(66,231,883)	(20,450,316)	(86,682,199)

Summary of Reconciliation of Deferred Tax Movements Between Balance Sheet and Comprehensive Income

	For the years ended
	12-31-2018	12-31-2017	12-31-2016
	ThCh$	ThCh$	ThCh$
Increase (decrease) of the deferred taxes related to continuing operations	87,822	(68,036)	474,493
Deferred taxes on hedge movements (revenue and derivatives hedge)	37,616,791	(26,139,149)	(21,528,043)
Increase (decrease) of the deferred taxes related to discontinuing operations	—	—	603,234
Total	37,704,613	(26,207,185)	(20,450,316)